SHARE-BASED EMPLOYEE REMUNERATION (Details Narrative) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) shares Integer	Dec. 31, 2024 USD ($) shares Integer	Dec. 31, 2023 USD ($) shares Integer
IfrsStatementLineItems [Line Items]
Fair value of share options granted | $	$ 18,361	$ 5,644	$ 4,292
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	64,877	463,205	29,234
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	55,500	2,356,410	171,338
Director [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	250,000	886,000	168,000
Employee [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | shares		910,490	224,793
Consultants [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | Integer	230,500	591,278	719,428
Employees [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | Integer	269,905
Consulting expense [member]
IfrsStatementLineItems [Line Items]
Equity settled share based payment transactions | $	$ 348	$ 347	$ 2,589
Equity compensation plan 2017 [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | shares	333,333